SHARE-BASED COMPENSATION - Narrative (Details) (USD $)	0 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended
	Sep. 07, 2012	Dec. 28, 2012	Sep. 07, 2012	Dec. 26, 2014	Dec. 27, 2013	Dec. 28, 2012	Mar. 29, 2013	Jan. 01, 2008	Dec. 31, 2004	Dec. 25, 2009	Dec. 31, 2000
Time and Performance-Based Awards | Merger Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Merger option exchange ratio	10		10
Options outstanding (in shares)		508,449				508,449
Options outstanding, weighted average exercise price (in dollars per share)		$ 11.71				$ 11.71
Issuance of common stock from exercise of stock options (in shares)	2,560,744
Exercises in period, intrinsic value	$ 16,900,000
Outstanding, aggregate intrinsic value		7,000,000				7,000,000
Forfeited (in shares)	171,881
Outstanding, weighted average remaining contractual term (in years)		3 years 1 month 13 days
Restricted Stock | Merger Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards other than options, number outstanding		0				0
Restricted Stock Units (RSUs) | Merger Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vested, fair value		14,700,000
Stock awards other than options, number outstanding		0				0
Deferred Stock Units (DSUs) | Merger Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vested, fair value		3,500,000
Stock awards other than options, number outstanding		0				0
Stock Option Plan 2012 | Time and Performance-Based Awards | Merger Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)		50,845				50,845
Options outstanding, weighted average exercise price (in dollars per share)	$ 117.07		$ 117.07
Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock options exercised			2,188,000
Predecessor | Time and Performance-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, weighted-average grant date fair value (in dollars per share)			$ 7.84
Issuance of common stock from exercise of stock options (in shares)			156,297
Exercises in period, intrinsic value			1,400,000
Expected life			5 years
Predecessor | Award Type, All Types Other Than Stock Appreciation Rights and Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share limit ratio								1.8
Predecessor | Award Type, Stock Appreciation Rights and Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share limit ratio								1
Predecessor | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vested, fair value			100,000
Predecessor | Restricted Stock | Term Condition 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Percentage vested, partial vesting				50.00%
Predecessor | Restricted Stock | Term Condition 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				5 years
Percentage vested, partial vesting				50.00%
Predecessor | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vested, fair value			4,700,000
Predecessor | Restricted Stock Units (RSUs) | Term Condition 1 Part 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, terms of award				second grant date
Percentage vested, partial vesting				50.00%
Predecessor | Restricted Stock Units (RSUs) | Term Condition 1 Part 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Percentage vested, partial vesting				50.00%
Predecessor | Restricted Stock Units (RSUs) | Term Condition 2 Part 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				2 years
Percentage vested, partial vesting				50.00%
Predecessor | Restricted Stock Units (RSUs) | Term Condition 2 Part 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Percentage vested, partial vesting				50.00%
Predecessor | Restricted Stock Units (RSUs) | Term Condition 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Percentage vested, partial vesting				33.33333%
Predecessor | Restricted Stock Units (RSUs) | Term Condition 4 Part 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Percentage vested, partial vesting				50.00%
Predecessor | Restricted Stock Units (RSUs) | Term Condition 4 Part 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				5 years
Percentage vested, partial vesting				50.00%
Predecessor | Restricted Stock Units (RSUs) | Term Condition 5 Part 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, terms of award				fourth grant date
Average closing price term, consecutive period				20 days
Predecessor | Restricted Stock Units (RSUs) | Term Condition 5 Part 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, terms of award				fifth grant date
Predecessor | Restricted Stock Units (RSUs) | Term Condition 5 Part 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units, terms of award				not later than seventh grant date
Predecessor | Deferred Stock Units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vested, fair value			200,000
Predecessor | Equity Incentive, 2004 Plan | Time and Performance-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual vesting percentage				25.00%
Award vesting period				4 years
Predecessor | Equity Incentive, 2004 Plan | Time and Performance-Based Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life				7 years
Predecessor | Equity Incentive, 2004 Plan | Time and Performance-Based Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life				10 years
Predecessor | Equity Incentive, 2004 Plan | Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized									3,800,000
Predecessor | Equity Incentive, 2004 Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Predecessor | Stock Award, 2000 Plan | Time and Performance-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual vesting percentage				25.00%
Minimum value for exercise price per share as percentage of market value				100.00%
Minimum value for exercise price per share threshold				10.00%
Value for exercise price per share more than 10% voting power as percentage of market value				110.00%
Award vesting period				4 years
Expected life				10 years
Predecessor | Stock Award, 2000 Plan | Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized											6,395
Number of shares available for grant										0
Successor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock options exercised		0		2,597,000	0
Issuance of common stock from exercise of stock options (in shares)				3,165,000
Successor | Stock Option Plan 2012 | Time and Performance-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				172,766
Granted (in shares)				18,726	21,247
Number of shares available for grant				1,603
Options outstanding (in shares)		198,753		201,191.000	215,429	198,753
Options outstanding, weighted average exercise price (in dollars per share)		$ 219.72		236.01	$ 222.45	$ 219.72
Stock options granted, weighted-average grant date fair value (in dollars per share)		$ 122.07
Issuance of common stock from exercise of stock options (in shares)				20,818	0
Outstanding, aggregate intrinsic value		7,013,000		15,087,000	7,013,000	7,013,000
Forfeited (in shares)				12,146	4,571
Outstanding, weighted average remaining contractual term (in years)				7 years	7 years 2 months 12 days	8 years
Expected life		6 years 3 months 18 days
Successor | Stock Option Plan 2012 | Time-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		73,954		9,363			12,584
Annual vesting percentage				20.00%
Stock options granted, weighted-average grant date fair value (in dollars per share)				113.78	$ 124.42
Expected life				6 years 6 months	6 years 6 months
Successor | Stock Option Plan 2012 | Performance-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		73,954		9,363	8,663
Annual vesting percentage				20.00%
Stock options granted, weighted-average grant date fair value (in dollars per share)				111.66	$ 122.79
Expected life				6 years 3 months 26 days	6 years 2 months 12 days
Common Stock | Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock from vesting of restricted units (in shares)			253,839
Issuance of common stock from exercise of stock options (in shares)			156,297
Common Stock | Successor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock from vesting of restricted units (in shares)				115
Share-based compensation expense, restricted stock, estimated fair value of common stock (dollars per share)				311.00
Restricted stock vested, fair value				100,000
Issuance of common stock from exercise of stock options (in shares)		5,702		20,818